Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 424	SFr 368	SFr 464	SFr 792	SFr 830
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	199	102	102	301	151
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	33	30	26	63	39
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	(9)	34	83	25	144
Strategic Delivery Plan
Deferred compensation expense
Total compensation expense relating to deferred compensation	69	53		122
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	47	55	111	102	220
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 85	SFr 94	SFr 142	179	276
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation				758	827
Bank | Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				291	169
Bank | Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				61	39
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation				24	140
Bank | Strategic Delivery Plan
Deferred compensation expense
Total compensation expense relating to deferred compensation				116
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				95	213
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 171	SFr 266